Equity and Noncontrolling Interests (Notes)	12 Months Ended
Sep. 30, 2015
Stockholders' Equity Note [Abstract]
EQUITY AND NONCONTROLLING INTERESTS
EQUITY AND NONCONTROLLING INTERESTS

Other comprehensive income includes activity relating to discontinued operations. The following schedules present changes in consolidated equity attributable to Johnson Controls, Inc. and noncontrolling interests (in millions, net of tax):

	Equity Attributable to Johnson Controls, Inc.	Equity Attributable to Noncontrolling Interests	Total Equity
At September 30, 2012	$11,625	$148	$11,773
Total comprehensive income:
Net income	1,178	71	1,249
Foreign currency translation adjustments	(21)	—	(21)
Realized and unrealized losses on derivatives	(5)	—	(5)
Realized and unrealized gains on marketable common stock	2	—	2
Pension and postretirement plans	(16)	—	(16)
Other comprehensive loss	(40)	—	(40)
Comprehensive income	1,138	71	1,209
Other changes in equity:
Cash dividends - common stock ($0.76 per share)	(520)	—	(520)
Dividends attributable to noncontrolling interests	—	(39)	(39)
Redemption value adjustment attributable to redeemable noncontrolling interests	59	—	59
Repurchases of common stock	(350)	—	(350)
Change in noncontrolling interest share	—	80	80
Other, including options exercised	362	—	362
At September 30, 2013	12,314	260	12,574
Total comprehensive income:
Net income	1,215	90	1,305
Foreign currency translation adjustments	(640)	(2)	(642)
Realized and unrealized losses on derivatives	(3)	—	(3)
Realized and unrealized losses on marketable common stock	(7)	—	(7)
Pension and postretirement plans	(5)	—	(5)
Other comprehensive loss	(655)	(2)	(657)
Comprehensive income	560	88	648
Other changes in equity:
Cash dividends - common stock ($0.88 per share)	(586)	—	(586)
Dividends attributable to noncontrolling interests	—	(59)	(59)
Repurchases of common stock	(1,249)	—	(1,249)
Change in noncontrolling interest share	—	(32)	(32)
Other, including options exercised	272	(6)	266
At September 30, 2014	11,311	251	11,562
Total comprehensive income:
Net income	1,563	65	1,628
Foreign currency translation adjustments	(799)	(3)	(802)
Realized and unrealized losses on derivatives	(11)	—	(11)
Pension and postretirement plans	(10)	—	(10)
Other comprehensive loss	(820)	(3)	(823)
Comprehensive income	743	62	805
Other changes in equity:
Cash dividends - common stock ($1.04 per share)	(681)	—	(681)
Dividends attributable to noncontrolling interests	—	(57)	(57)
Repurchases of common stock	(1,362)	—	(1,362)
Other, including options exercised	365	(93)	272
At September 30, 2015	$10,376	$163	$10,539

In November 2013, the Company's Board of Directors authorized a $3 billion increase in the Company's share repurchase program, which brought the total authorized amount under the repurchase program to $3.65 billion. The share repurchase program does not have an expiration date and may be amended or terminated by the Board of Directors at any time without prior notice. During fiscal 2015 and 2014, the Company repurchased approximately $1.4 billion and $1.2 billion of its common shares, respectively.

The Company consolidates certain subsidiaries in which the noncontrolling interest party has within their control the right to require the Company to redeem all or a portion of its interest in the subsidiary. The redeemable noncontrolling interests are reported at their estimated redemption value. Any adjustment to the redemption value impacts retained earnings but does not impact net income. Redeemable noncontrolling interests which are redeemable only upon future events, the occurrence of which is not currently probable, are recorded at carrying value.

The following schedules present changes in the redeemable noncontrolling interests (in millions):

	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013
Beginning balance, September 30	$194	$157	$253
Net income	51	38	48
Foreign currency translation adjustments	(23)	—	1
Realized and unrealized gains on derivatives	1	—	—
Change in noncontrolling interest share	—	—	(63)
Dividends	(11)	(7)	(23)
Redemption value adjustment	—	—	(59)
Other	—	6	—
Ending balance, September 30	$212	$194	$157

The following schedules present changes in AOCI attributable to Johnson Controls, Inc. (in millions, net of tax):

	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013

Foreign currency translation adjustments
Balance at beginning of period	$(248)	$392	$413
Aggregate adjustment for the period (net of tax effect of $(44), $7 and $19) *	(799)	(640)	(21)
Balance at end of period	(1,047)	(248)	392

Realized and unrealized gains (losses) on derivatives
Balance at beginning of period	4	7	12
Current period changes in fair value (net of tax effect of $(4), $(1) and $(2))	(5)	(3)	(2)
Reclassification to income (net of tax effect of $(3), $0 and $(2)) **	(6)	—	(3)
Balance at end of period	(7)	4	7

Realize and unrealized gains (losses) on marketable common stock
Balance at beginning of period	—	7	5
Current period changes in fair value (net of tax effect of $0)	—	(1)	2
Reclassifications to income (net of tax effect of $0, $(2) and $0) ***	—	(6)	—
Balance at end of period	—	—	7

Pension and postretirement plans
Balance at beginning of period	7	12	28
Reclassification to income (net of tax effect of $(3), $(3) and $(9)) ****	(11)	(4)	(18)
Other changes (net of tax effect of $0)	1	(1)	2
Balance at end of period	(3)	7	12

Accumulated other comprehensive income (loss), end of period	$(1,057)	$(237)	$418
* During fiscal 2015, ($19) million of cumulative CTA were recognized as part of the divestiture-related gain recognized within discontinued operations as a result of the divestiture of GWS. During fiscal 2014, $203 million of cumulative CTA were recognized as part of the divestiture-related losses recognized within discontinued operations as a result of the divestiture of the Automotive Experience Electronics business.

** Refer to Note 10, "Derivative Instruments and Hedging Activities," of the notes to consolidated financial statements for disclosure of the line items on the consolidated statements of income affected by reclassifications from AOCI into income related to derivatives.

*** Refer to Note 11, "Fair Value Measurements," of the notes to consolidated financial statements for disclosure of the line item on the consolidated statements of income affected by reclassifications from AOCI into income related to marketable common stock.

**** Refer to Note 15, "Retirement Plans," of the notes to consolidated financial statements for disclosure of the components of the Company's net periodic benefit costs associated with its defined benefit pension and postretirement plans. For the year ended
September 30, 2015 the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses and income (loss) from discontinued operations, net of tax on the consolidated statements of income. For the year ended September 30, 2014, the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in cost of sales and income (loss) from discontinued operations, net of tax on the consolidated statements of income. For the year ended September 30, 2013 the amounts reclassified from AOCI into income for pension and postretirement plans were primarily recorded in selling, general and administrative expenses and income (loss) from discontinued operations, net of tax on the consolidated statements of income.